UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

734 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedules of Investments (unaudited)
Seligman Emerging Markets Fund
January 31, 2009

	Shares	Value

Common Stocks 95.7%
Brazil 16.4%
Amil Participacoes* (Insurance)	68,900	$213,828
Banco Itau Holding Financeira (ADR) (Commercial Banks)	114,200	1,146,568
BM&F Bovespa* (Diversified Financial Services)	345,500	996,290
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) (Food and Staples Retailing)	19,900	510,435
Companhia de Saneamento Basico do Estado de Sao Paulo “SABESP” (Water Utilities)	6,400	69,241
Companhia Energetica de Minas Gerais “CEMIG” (ADR) (Electric Utilities)	68,400	929,556
Companhia Siderurgica Nasional (ADR) (Metals and Mining)	19,900	300,490
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	96,916	1,367,485
Cyrela Brazil Realty (Household Durables)	132,100	529,539
OdontoPrev* (Health Care Providers and Services)	27,100	279,177
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	100,500	2,633,100
Usinas Siderurgicas de Minas Gerais “Usiminas” (Metals and Mining)	54,025	628,739
Weg (Machinery)	49,900	250,575

		9,855,023

China 17.0%
China Life Insurance (Class H)* (Insurance)	498,000	1,319,482
China Mobile (ADR) (Wireless Telecommunication Services)	23,200	1,043,304
China Overseas Land & Investment (Real Estate Management and Development)	322,400	421,186
China Resources Enterprise (Distributors)	350,000	504,054
China Shenhua Energy (Class H)* (Oil, Gas and Consumable Fuels)	580,000	1,243,131
CNOOC (ADR) (Oil, Gas and Consumable Fuels)	19,700	1,694,988
Datang International Power Generation (International Power Producers and Energy Traders)	402,000	199,719
Golden Meditech (Health Care Equipment and Supplies)	1,688,000	154,195
Hong Kong Exchange and Clearing (Diversified Financial Services)	54,200	465,097
Industrial and Commercial Bank of China “ICBC” (Class H)* (Commercial Banks)	2,045,000	869,585
Shangri-La Asia (Hotels, Restaurants and Leisure)	842,000	982,083
Simcere Pharmaceutical Group (ADR)* (Pharmaceuticals)	62,173	403,503
Weiqiao Textile (Textiles, Apparel and Luxury Goods)	506,000	150,202
WSP Holdings (ADR)* (Energy Equipment and Services)	125,300	506,212
Wumart Stores (Food and Staples Retailing)	356,178	249,238

		10,205,979

Egypt 1.9%
EFG Hermes Holding (Capital Markets)	165,832	431,479
Orascom Construction Industries (Construction and Engineering)	34,770	685,474

		1,116,953

Hungary 0.8%
Richter Gedeon (Pharmaceuticals)	4,312	492,227

India 10.2%
Bharat Heavy Electricals (Electrical Equipment)	26,586	708,945
Bharti Airtel* (Wireless Telecommunication Services)	42,816	547,566
Dr. Reddy’s Laboratories (Pharmaceuticals)	26,451	240,231
Educomp Solutions (Diversified Consumer Services)	14,822	533,863
Glenmark Pharmaceuticals* (Pharmaceuticals)	62,241	172,883
Grasim Industries (Construction Materials)	17,121	413,860
Lanco Infratech* (Construction and Engineering)	103,768	239,495
Maruti Suzuki India (Automobiles)	10,056	117,071
Nicholas Piramal India (Pharmaceuticals)	153,081	662,793
Piramal Life Sciences* (Biotechnology)	52,349	34,673
Punjab National Bank (Commercial Banks)	15,950	129,769
Reliance Industries (Oil, Gas and Consumable Fuels)	35,700	959,158
Sterlite Industries (India) (Metals and Mining)	134,866	743,370
Tata Chemicals (Chemicals)	199,353	613,021

		6,116,698

Israel 4.8%
Bank Hapoalim (Commercial Banks)	137,971	248,821
Bank Leumi Le-Israel (Commercial Banks)	71,234	130,593
Bezek Israeli Telecommunication (Diversified Telecommunication Services)	412,530	611,696
Cellcom Israel (Wireless Telecommunication Services)	5,000	103,450
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	43,000	1,782,350

		2,876,910

Jordan 1.0%
Hikma Pharmaceuticals (Pharmaceuticals)	116,782	604,555

Malaysia 1.5%
Digi.com (Wireless Telecommunication Services)	82,900	469,838
Kulim (Malaysia) (Food Products)	314,200	423,575

		893,413

Mexico 7.8%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	61,300	1,747,663
Fomento Economico Mexicano (ADR) (Beverages)	32,300	909,245
Grupo Financiero Banorte (Class O)* (Commercial Banks)	373,500	492,114
Grupo Televisa (ADR) (Media)	79,300	1,109,407
Impulsora del Dessarrollo y el Empleo an America Latina (Series B-1)* (Construction and Engineering)	331,800	156,809
Wal-Mart de Mexico (Series V) (Food and Staples Retailing)	127,300	265,723

		4,680,961

Papua New Guinea 0.3%
New Britain Palm Oil (Food Products)	56,986	185,958

Peru 1.4%
Compania de Minas Buenaventura (Class B) (ADR) (Metals and Mining)	46,300	872,292

Philippines 0.9%
Philippine Long Distance Telephone (ADR) (Diversified Telecommunication Services)	12,400	548,700

Qatar 0.6%
Commerical Bank of Qatar (GDR)*† (Commercial Banks)	122,500	392,000

Russia 2.7%
Mobile Telesystems (ADR) (Wireless Telecommunication Services)	28,000	596,400
Rosneft Oil (GDR) (Oil, Gas and Consumable Fuels)	337,196	1,048,680

		1,645,080

Singapore 1.1%
Golden Agri-Resources (Food Products)	3,298,000	666,888

South Africa 10.5%
Adcock Ingram Holdings* (Pharmaceuticals)	135,561	529,043
African Bank Investments (Diversified Financial Services)	274,689	704,043
Aspen Pharmacare* (Pharmaceuticals)	123,319	508,836
Gold Fields* (Metals and Mining)	60,356	638,589
Impala Platinum Holdings (Metals and Mining)	92,604	1,063,690
Massmart Holdings (Food and Staples Retailing)	64,295	507,693
MTN Group (Wireless Telecommunication Services)	90,432	859,102
Sasol (Oil, Gas and Consumable Fuels)	30,799	823,110
Truworths International (Specialty Retail)	195,191	671,696

		6,305,802

South Korea 5.0%
LG Electronics (Household Durables)	10,109	515,549
NHN* (Internet Software and Services)	4,669	463,050
POSCO (Metals and Mining)	2,828	726,437
Samsung Securities (Capital Markets)	14,076	631,694
Shinsegae (Food and Staples Retailing)	2,061	655,911

		2,992,641

Switzerland 0.4%
Orascom Development Holding* (Hotels, Restaurants and Leisure)	8,879	211,779

Taiwan 8.1%
Chungwa Telecom (ADR) (Diversified Telecommunication Services)	33,000	496,320
Fuhwa Financial Holding* (Diversified Financial Services)	995,000	370,518
HON HAI Precision Industry (Electronic Equipment, Instruments and Components)	490,910	850,827
MediaTek (Semiconductors and Semiconductor Equipment)	104,000	750,885
President Chain Store (Food and Staples Retailing)	194,000	451,489
Taiwan Cellular* (Wireless Telecommunication Services)	549,000	769,098
Taiwan Semiconductor Manufacturing (Semiconductors and Semiconductor Equipment)	967,000	1,168,624

		4,857,761

Thailand 1.6%
Bangkok Bank (Commercial Banks)	406,700	852,737
Land and Houses (Real Estate Management and Development)	1,432,900	128,674

		981,411

Turkey 1.3%
Akcansa Cimento (Construction Materials)	73,510	96,502
Cimsa Cimento Sanayi ve Ticaret (Construction Materials)	77,565	135,833
Haci Omer Sabanci Holding (Diversified Financial Services)	280,955	533,351

		765,686

United States 0.4%
iShares MSCI Emerging Markets Index Fund (Index Derivatives)	9,700	219,511

Total Investments 95.7%		57,488,228
Other Assets Less Liabilities 4.3%		2,603,031

Net Assets 100.0%		$60,091,259

Seligman Global Growth Fund
January 31, 2009

	Shares	Value

Common Stocks 98.3%
Australia 1.8%
CSL (Biotechnology)	12,567	$295,928

Brazil 0.6%
Banco Itau Holding Financeira (ADR) (Commercial Banks)	8,900	89,356

Canada 3.7%
Canadian Natural Resources (Oil, Gas and Consumable Fuels)	4,600	164,643
Potash Corporation of Saskatchewan (Chemicals)	2,800	209,608
Research In Motion* (Communications Equipment)	4,100	227,140

		601,391

China 0.7%
Ping An Insurance (Group) Company of China (Class H) (Insurance)	27,500	119,990

Denmark 1.8%
Carlsberg (Class B) (Beverages)	2,502	82,612
Vestas Wind Systems (Electrical Equipment)	4,235	204,769

		287,381

France 4.2%
Alstom* (Electrical Equipment)	3,161	153,381
Groupe Danone (Food Products)	5,011	257,744
Societe Generale (Commercial Banks)	2,250	94,869
Total (Oil, Gas and Consumable Fuels)	3,392	169,674

		675,668

Germany 3.5%
Fresenius Medical (Health Care Providers and Services)	5,374	241,154
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)	1,345	178,850
Siemens (Industrial Conglomerates)	2,690	150,807

		570,811

Greece 0.6%
National Bank of Greece (Commercial Banks)	5,339	88,593

Hong Kong 0.3%
Li & Fung (Distributors)	24,000	48,107

Israel 2.3%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	9,100	377,195

Japan 4.7%
Daiichi Sankyo (Pharmaceuticals)	9,900	222,520
Nintendo (Software)	900	276,869
Shin Etsu Chemical (Chemicals)	1,800	83,590
SoftBank (Wireless Telecommunication Services)	11,700	179,995

		762,974

Luxembourg 1.1%
Millicom International Cellular (Wireless Telecommunication Services)	4,600	180,136

Norway 1.0%
Seadrill* (Energy Equipment and Services)	19,700	162,288

Russia 0.3%
Vimpelcom (ADR)* (Diversified Telecommunication Services)	7,500	45,675

Spain 2.3%
Industria de Diseno Textil (Specialty Retail)	2,249	85,862
Telefonica (Diversified Telecommunication Services)	16,009	284,780

		370,642

Switzerland 5.5%
Julius Baer Holding (Capital Markets)	5,391	160,159
Nestle (Food Products)	10,628	367,454
Roche Holding (Pharmaceuticals)	2,559	359,811

		887,424

United Kingdom 7.4%
BG Group (Oil, Gas and Consumable Fuels)	9,165	126,511
BHP Billiton (Metals and Mining)	22,591	384,958
British American Tobacco (Tobacco)	9,716	267,131
Reckitt Benckiser Group (Household Products)	6,589	254,961
Standard Chartered (Commercial Banks)	11,998	151,894

		1,185,455

United States 56.5%
Abbott Laboratories (Pharmaceuticals)	4,800	266,112
Allergan (Pharmaceuticals)	7,000	266,840
Altera* (Semiconductors and Semiconductor Equipment)	7,800	119,964
American Tower (Class A)* (Wireless Telecommunication Services)	12,000	364,080
Amgen* (Biotechnology)	5,200	285,220
Apple* (Computers and Peripherals)	2,800	252,364
Best Buy (Specialty Retail)	3,200	89,664
Celgene* (Biotechnology)	3,200	169,440
Cisco Systems* (Communications Equipment)	15,900	238,023
Clorox (Household Products)	3,500	175,525
Comcast (Class A)* (Media)	15,900	232,935
Danaher (Machinery)	3,400	190,162
Deere (Machinery)	3,300	114,642
Electronic Arts* (Software)	12,900	199,176
FedEx (Air Freight and Logistics)	2,400	122,256
General Dynamics (Aerospace and Defense)	2,800	158,844
Gilead Sciences* (Biotechnology)	5,000	253,850
Goldman Sachs Group (Capital Markets)	3,300	266,409
Google (Class A)* (Internet Software and Services)	1,100	372,383
Hess (Oil, Gas and Consumable Fuels)	4,500	250,245
Hewlett-Packard (Computers and Peripherals)	6,700	232,825
Illinois Tool Works (Machinery)	3,500	114,310
Intuitive Surgical* (Health Care Equipment and Supplies)	700	72,261
JPMorgan Chase (Diversified Financial Services)	3,800	96,938
Kohl’s* (Multiline Retail)	2,000	73,420
Las Vegas Sands* (Hotels, Restaurants and Leisure)	23,300	119,995
Lockheed Martin (Aerospace and Defense)	3,400	278,936
Lowe’s (Specialty Retail)	2,200	40,194
MetroPCS Communications* (Wireless Telecommunication Services)	33,500	455,265
Monsanto (Chemicals)	4,100	311,846
NetApp* (Computers and Peripherals)	9,900	146,817
Oracle* (Software)	24,300	408,969
Praxair (Chemicals)	2,900	180,554
Prudential Financial (Insurance)	3,600	92,700
Royal Caribbean Cruises (Hotels, Restaurants and Leisure)	11,200	72,688
Schlumberger (Energy Equipment and Services)	5,200	212,212
St. Jude Medical* (Health Care Equipment and Supplies)	8,000	290,960
SunPower* (Electrical Equipment)	6,300	211,428
Ultra Petroleum* (Oil, Gas and Consumable Fuels)	4,600	164,818
UnitedHealth Group (Health Care Providers and Services)	2,900	82,157
Visa (Class A) (IT Services)	4,800	236,880
Wells Fargo (Commercial Banks)	5,500	103,950
Western Union* (IT Services)	8,100	110,646
Wyeth (Pharmaceuticals)	8,400	360,948
XTO Energy (Oil, Gas and Consumable Fuels)	7,000	259,630

		9,119,481

Total Investments 98.3%		15,868,495
Other Assets Less Liabilities 1.7%		268,823

Net Assets 100.0%		$16,137,318

Seligman Global Smaller Companies Fund
January 31, 2009

	Shares, Warrants or Principal Amount		Value

Common Stocks 94.0%
Australia 2.8%
AJ Lucas Group (Construction and Engineering)	121,811	shs.	$298,464
Futuris (Food Products)	352,531		125,612
Incitiec Pivot (Chemicals)	186,440		305,470
Karoon Gas Australia* (Oil, Gas and Consumable Fuels)	190,559		354,834
Nufarm (Chemicals)	35,391		250,774
Ramsay Health Care (Health Care Providers and Services)	60,317		384,657
Whitehaven Coal* (Oil, Gas and Consumable Fuels)	212,948		219,449
WorleyParsons (Energy Equipment and Services)	60,106		559,997

			2,499,257

Brazil 1.9%
Brasil Brokers Paricipacoes* (Real Estate Management and Development)	304,500		210,000
Companhia Catarinense de Aguas Saneamento* (Food Products)	105,600		477,931
Companhia de Saneamento de Minas Gerias “Coposa MG” (Water Utilities)	59,800		493,608
General Shopping Brazil* (Real Estate Management and Development)	164,600		107,132
Hypermarcas* (Household Products)	46,900		226,010
Profarma Distribuidora de Produtos Farmaceuticos* (Health Care Providers and Services)	77,400		190,164

			1,704,845

Canada 2.9%
Allen-Vanguard* (Electronic Equipment, Instruments and Components)	306,000		48,661
Gluskin Shef & Associates* (Capital Markets)	31,300		261,631
Gluskin Shef & Associates*† (Capital Markets)	12,500		104,485
Mahalo Energy* (Oil, Gas and Consumable Fuels)	149,800		7,330
Sierra Wireless* (Communications Equipment)	87,600		482,676
Uranium Participation* (Oil, Gas and Consumable Fuels)	77,000		431,388
Value Creation* (Oil, Gas and Consumable Fuels)	58,000		154,667
Viterra* (Transportation Infrastructure)	33,500		252,701
Western Goldfields (Metals and Mining)	425,000		833,000

			2,576,539

China 1.5%
Mindray Medical International (ADR) (Health Care Equipment and Supplies)	25,700		530,962
New Oriental Education & Technology Group (ADR)* (Diversified Consumer Services)	6,300		301,392
Shandong Weigao Group Medical Polymer (Class H) (Health Care Equipment and Supplies)	312,000		535,139

			1,367,493

France 6.0%
April Group (Insurance)	15,800		510,325
bioMerieux (Health Care Equipment and Supplies)	5,203		405,399
Cegedim (Health Care Technology)	4,480		182,100
Etablissements Maurel et Prom (Oil, Gas and Consumable Fuels)	41,937		394,549
Eurofins Scientific* (Life Sciences Tools and Services)	11,878		538,749
Korian* (Health Care Providers and Services)	26,173		602,518
Rhodia (Chemicals)	66,244		296,752
Seche Environnement (Commercial Services and Supplies)	7,333		412,231
Sechilienne-Sidec (Independent Power Producers and Energy Traders)	21,461		799,519
Vilmorin & Cie (Food Products)	6,522		724,624
Virbac (Pharmaceuticals)	7,216		493,672

			5,360,438

Germany 1.2%
ElringKlinger (Auto Components)	38,115		339,499
Kontron* (Semiconductors and Semiconductor Equipment)	62,651		530,439
Praktiker Bau- und Heimwerkermaerkte Holding* (Specialty Retail)	34,608		257,722

			1,127,660

Hong Kong 0.4%
Huabao International Holdings (Chemicals)	519,000		332,191

Italy 1.1%
DiaSorin* (Health Care Equipment and Supplies)	40,057		727,624
Immobiliare Grande Distribuzione (Real Estate Investment Trusts)	180,747		251,415

			979,039

Japan 18.0%
Aeon Delight (Commercial Services and Supplies)	15,600		338,229
Air Water (Chemicals)	39,000		309,703
Amada (Machinery)	55,000		261,080
Asics (Textiles, Apparel and Luxury Goods)	63,000		466,074
Capcom (Software)	18,600		331,874
Disco (Semiconductors and Semiconductor Equipment)	10,400		252,614
EPS (Life Sciences Tools and Services)	192		817,837
Fuji Oil (Food Products)	26,300		324,683
Hitachi Metals (Metals and Mining)	79,000		396,817
Hogy Medical (Health Care Equipment and Supplies)	6,000		359,122
Hudson Soft (Software)	34,600		483,171
Iino Kaiun Kaisha (Marine)	91,800		570,514
Jafco (Capital Markets)	20,600		402,864
Japan Pure Chemical (Chemicals)	92		196,102
Kobayashi Pharmaceutical (Personal Products)	13,900		523,029
KOSE (Personal Products)	14,700		319,737
Kureha (Chemicals)	57,000		273,251
Milbon (Personal Products)	19,300		488,438
Miura (Machinery)	15,000		343,336
Mori Seiki (Machinery)	34,500		271,022

Moshi Moshi Hotline (Commercial Services and Supplies)	30,000	654,857
Nabtesco (Machinery)	57,000	346,100
Nippon Electric Glass (Electronic Equipment, Instruments and Components)	26,000	169,757
OBIC (IT Services)	3,540	551,151
OBIC Business Consultants (Software)	19,400	753,117
Osaka Securities Exchange (Diversified Financial Services)	149	678,024
Point* (Specialty Retail)	11,650	519,284
SEC Carbon (Electrical Equipment)	48,000	162,480
Seven Bank (Commercial Banks)	95	286,682
Shinko Electric Industries (Semiconductors and Semiconductor Equipment)	24,000	201,973
Shinko Plantech (Energy Equipment and Services)	138,600	1,055,642
Sugi Holdings (Food and Staples Retailing)	17,600	411,999
Sundrug (Food and Staples Retailing)	14,400	329,694
Sysmex (Health Care Equipment and Supplies)	12,400	371,461
Tokyo Ohka Kogyo (Chemicals)	11,800	187,206
Toyo Engineering (Construction and Engineering)	140,000	452,147
Tsumura (Pharmaceuticals)	16,300	535,847
Unicharm Petcare (Food Products)	18,400	609,405
Yokogawa Electric (Electronic Equipment, Instruments and Components)	42,700	193,144

		16,199,467

Liechtenstein 0.3%
Verwaltungs- und Privat-Bank (Capital Markets)	2,523	255,070

Malaysia 0.9%
Asiatic Development (Food Products)	420,500	450,798
Kulim (Malaysia) (Food Products)	253,600	341,880

		792,678

Netherlands 1.4%
ASM Pacific Technology (Semiconductors and Semiconductor Equipment)	110,900	338,719
Imtech (Construction and Engineering)	27,050	418,681
Smit Internationale (Transportation Infrastructure)	6,429	299,711
Spazio Investment* (Real Estate Management and Development)	53,708	214,533

		1,271,644

Norway 1.3%
DNO* (Oil, Gas and Consumable Fuels)	376,000	235,600
Korgsberg Gruppen (Aerospace and Defense)	22,630	972,452

		1,208,052

Panama 0.1%
Thunderbird Resorts* (Hotets, Restaurants and Leisure)	87,100	130,650

Papua New Guinea 0.5%
New Britain Palm Oil (Food Products)	125,522	409,605

Philippines 0.3%
PNOC Energy Development (Independent Power Producers and Energy Traders)	6,729,000	303,269

Singapore 0.9%
Goodpack* (Air Freight and Logistics)	659,000	339,298
Hyflux (Water Utilities)	435,000	506,463

		845,761

South Korea 1.1%
Korea Plant Service & Engineering (Commercial Services and Supplies)	21,940	417,671
MegaStudy (Diversified Consumer Services)	2,842	343,134
Mirae Asset Securities (Capital Markets)	4,472	238,237

		999,042

Spain 0.8%
Grifols (Biotechnology)	20,128	354,338
Laboratorios Almirall (Pharmaceuticals)	40,490	338,095

		692,433

Sweden 0.5%
Lundin Petroleum* (Oil, Gas and Consumable Fuels)	47,153	232,461
SWECO* (Construction and Engineering)	50,804	231,999

		464,460

Switzerland 2.5%
Bachem Holding (Life Sciences Tools and Services)	3,747	244,664
Dufry Group* (Specialty Retail)	38,705	628,675
Paris RE Holdings* (Insurance)	26,918	406,519
Temenos Group* (Software)	56,632	496,366
Valiant Holding (Commercial Banks)	2,854	496,236

		2,272,460

United Kingdom 7.6%
ASOS* (Internet and Catalog Retail)	71,068	280,598
Babcock International Group (Commercial Services and Supplies)	125,982	922,821
Chemring Group (Aerospace and Defense)	11,718	390,869
Domino’s Pizza UK & IRL (Hotels, Restaurants and Leisure)	129,296	401,973
Hampson Industries (Aerospace and Defense)	306,583	368,408
Hamworthy KSE (Machinery)	46,220	140,756
IG Group Holdings (Diversified Financial Services)	80,018	336,432
Infinity Bio-Energy* (Oil, Gas and Consumable Fuels)	378,014	13,230
James Fisher & Sons (Oil, Gas and Consumable Fuels)	46,509	242,544
Lancashire Holdings* (Insurance)	52,539	346,363
Mears Group (Commercial Services and Supplies)	203,193	808,435
N Brown Group (Internet and Catalog Retail)	79,455	223,933
Rightmove (Media)	55,677	135,737
RPS Group (Commercial Services and Supplies)	98,831	194,513
Senior (Machinery)	478,529	204,212
Ultra Electronics Holdings (Aerospace and Defense)	43,459	732,478
VT Group (Aerospace and Defense)	95,532	824,497
Wellstream Holdings* (Energy Equipment and Services)	40,938	282,243

		6,850,042

United States 40.0%
Akamai Technologies* (Internet Software and Services)	22,500		303,300
AMCOL International (Metals and Mining)	16,000		231,840
Ameron International (Building Products)	6,700		333,995
AmSurg* (Health Care Providers and Services)	25,750		504,442
Anworth Mortgage Asset (Real Estate Investment Trusts)	116,800		724,160
Applied Industrial Technologies (Trading Companies and Distributors)	14,000		221,060
AptarGroup (Containers and Packaging)	9,500		292,790
Arena Pharmaceuticals* (Biotechnology)	133,000		550,620
Ariba* (Internet Software and Services)	26,700		203,988
ARRIS Group* (Communications Equipment)	73,500		523,320
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	213,800		57,726
ATP Oil & Gas* (Oil, Gas and Consumable Fuels)	60,500		270,435
BPZ Resources* (Oil, Gas and Consumable Fuels)	55,700		320,832
Cano Petroleum* (Oil, Gas and Consumable Fuels)	99,200		61,504
Capstead Mortgage (Real Estate Investment Trusts)	62,300		664,741
Carlisle Companies (Industrial Conglomerates)	17,000		317,390
Carpenter Technology (Metals and Mining)	21,200		349,800
Cato (Class A) (Specialty Retail)	32,800		433,944
Centene* (Health Care Providers and Services)	30,000		531,900
Centennial Communications* (Wireless Telecommunication Services)	51,300		419,634
Ceradyne* (Aerospace and Defense)	11,500		262,430
Cimarex Energy (Oil, Gas and Consumable Fuels)	8,000		198,720
Circor International (Machinery)	13,500		300,375
CRA International* (Professional Services)	15,500		325,655
Crane (Machinery)	19,000		330,980
Cubic (Aerospace and Defense)	18,500		502,460
Dollar Financial* (Consumer Finance)	64,500		506,325
DSP Group* (Semiconductors and Semiconductor Equipment)	84,000		546,840
DSW* (Specialty Retail)	37,100		370,258
Duff & Phelps (Class A)* (Professional Services)	17,900		255,791
Dynamic Materials (Machinery)	20,000		242,800
Eddie Bauer Holdings* (Specialty Retail)	154,100		115,575
EF Johnson Technologies* (Communications Equipment)	84,400		103,812
EMCOR Group* (Construction and Engineering)	22,000		452,980
Energy Partners* (Oil, Gas and Consumable Fuels)	55,100		63,916
Evercore Partners (Capital Markets)	21,700		243,691
FairPoint Communications (Diversified Telecommunication Services)	183,500		500,955
Flowers Foods (Food Products)	13,500		290,115
Force Protection (Machinery)	59,400		356,994
GeoEye* (Commercial Services and Supplies)	23,000		396,750
Grubb & Ellis* (Real Estate Management and Development)	242,600		152,838
H&E Equipment Services (Trading Companies and Distributors)	61,200		408,204
Harris Stratex Networks* (Communications Equipment)	80,400		554,760
Hatteras Financial* (Real Estate Investment Trusts)	21,900		541,368
Hercules Offshore* (Energy Equipment and Services)	79,400		295,368
Hersha Hospitality Trust (Real Estate Investment Trusts)	119,000		289,170
Highbury Financial* (Diversified Financial Services)	18,300		36,509
Highbury Financial (Units)* (Diversified Financial Services)	67,000		140,700
Imation (Computers and Peripherals)	37,100		361,354
Incyte* (Biotechnology)	154,100		451,513
Investors Real Estate Trust (Real Estate Investment Trusts)	39,900		397,005
JDA Software Group (Software)	40,400		452,480
Kansas City Life Insurance (Insurance)	12,400		392,708
Knot* (Internet Software and Services)	62,728		431,569
Lance (Food Products)	26,800		504,644
LHC Group* (Health Care Providers and Services)	12,000		319,320
MAXIMUS (IT Services)	11,500		427,340
Medicines* (Pharmaceuticals)	31,700		405,760
Mednax* (Health Care Providers and Services)	15,500		520,335
MFA Mortgage Investments (Real Estate Investment Trusts)	123,000		704,790
Micrus Endovascular* (Health Care Equipment and Supplies)	39,000		439,920
NBTY* (Personal Products)	26,000		490,620
NETGEAR* (Communications Equipment)	41,000		455,920
Novatel Wireless* (Computers and Peripherals)	124,700		690,838
Odyssey HealthCare* (Health Care Providers and Services)	50,700		502,944
OfficeMax (Specialty Retail)	73,000		402,230
Oilsands Quest* (Oil, Gas and Consumable Fuels)	209,400		203,118
Oilsands Quest ($6.75, expiring 12/5/09)* (Oil, Gas and Consumable Fuels)	11,750	wts.	1,058
Orion Marine Group*† (Construction and Engineering)	55,900	shs.	553,410
OSI Systems* (Electronic Equipment, Instruments and Components)	34,300		501,809
Park Electrochemical (Electronic Equipment, Instruments and Components)	18,300		321,165
ParkerVision* (Communications Equipment)	57,000		102,030
Platinum Underwriters Holdings (Insurance)	16,980		472,214
PMC - Sierra (Semiconductors and Semiconductor Equipment)	63,700		310,219
Portland General Electric (Electric Utilities)	19,000		369,550
Quidel* (Health Care Equipment and Supplies)	36,500		448,950
RAM Holdings* (Insurance)	54,400		26,656
Regis (Diversified Consumer Services)	44,100		496,125
Rentech* (Oil, Gas and Consumable Fuels)	311,900		215,211
Rentech ($2.49, expiring 12/10/09)* (Oil, Gas and Consumable Fuels)	7,000	wts.	650
Res-Care* (Health Care Providers and Services)	36,000	shs.	487,800
Retail Ventures* (Multiline Retail)	115,700		276,523
Rigel Pharmaceuticals* (Biotechnology)	59,154		413,486
RSC Holdings* (Trading Companies and Distributors)	48,500		344,350
Rudolph Technologies* (Semiconductors and Semiconductor Equipment)	85,100		239,131
SeaChange International* (Communications Equipment)	58,700		347,504
Shutterfly* (Internet and Catalog Retail)	74,800		494,428
SRA International* (IT Services)	15,000		244,950
Swift Energy* (Oil, Gas and Consumable Fuels)	20,500		314,060
TAL International Group* (Trading Companies and Distributors)	36,000		377,280
Tellabs* (Communications Equipment)	81,000		334,530
Textainer Group Holdings* (Trading Companies and Distributors)	43,500		378,014
Titanium Asset Management* (Capital Markets)	95,000		498,750
Titanium Asset Management ($4, expiring 6/21/11)* (Capital Markets)	95,000	wts.	133,228
TTM Technologies* (Electronic Equipment, Instruments and Components)	65,800	shs.	396,774
Unisource Energy (Electric Utilities)	12,500		353,000
Universal Stainless & Alloy Products* (Metals and Mining)	17,000		246,500
W&T Offshore (Oil, Gas and Consumable Fuels)	18,500		232,545
Waddell & Reed Financial (Capital Markets)	15,000		211,800
World Acceptance* (Consumer Finance)	31,000		593,650
Zebra Technologies (Class A)* (Office Electronics)	20,500		345,015
Zygo* (Electronic Equipment, Instruments and Components)	41,904		239,691

			35,980,224

Total Common Stocks			84,622,319

Convertible Bonds 0.4%
Canada 0.2%
Scorpio Mining 7%, 5/5/11 (Metals and Mining)	$238,400		141,193

United States 0.2%
Nova Biosource Fuels 10%, 9/30/12 (Oil, Gas and Consumable Fuels)	1,032,000		211,560

Total Convertible Bonds			352,753

Total Investments 94.4%			84,975,072
Other Assets Less Liabilities 5.6%			5,055,552

Net Assets 100.0%			$90,030,624

Seligman Global Technology Fund
January 31, 2009

	Shares	Value

Common Stocks 91.7%
Australia 0.0%
UCMS Group (Office Services and Supplies)	143,278	$39,602

Canada 3.5%
Open Text* (Internet Software and Services)	201,000	7,041,030

China 1.9%
Perfect World (Class B) (ADR)* (Home Entertainment Software)	80,500	1,192,205
Shanda Interactive Entertainment (ADR)* (Home Entertainment Software)	55,619	1,618,513
VanceInfo Technologies (ADR)* (Application Software)	219,100	1,029,770

		3,840,488

France 1.6%
Ingenico (Electronic Equipment and Instruments)	107,335	1,783,384
UbiSoft Entertainment* (Home Entertainment Software)	99,215	1,405,744

		3,189,128

India 0.5%
Rolta India (IT Consulting and Other Services)	490,267	925,107

Israel 9.9%
Check Point Software Technologies* (Systems Software)	763,616	17,311,176
NICE Systems (ADR)* (Communications Equipment)	164,374	3,154,337

		20,465,513

Japan 2.1%
Murata Manufacturing (Electronic Components)	38,900	1,459,411
Nidec (Electronic Components)	37,600	1,777,789
Sumco (Semiconductors)	74,200	955,660

		4,192,860

Netherlands 0.7%
Koninklijke (Royal) KPN (Integrated Telecommunication Services)	105,900	1,414,443

South Korea 0.5%
LG.Philips LCD* (Electronic Components)	55,400	1,061,386

Taiwan 2.6%
Acer (Computer Hardware)	2,351,170	2,947,363
GigaMedia* (Internet Software and Services)	80,700	530,199
High Tech Computer (Computer Hardware)	201,000	1,916,427

		5,393,989

United Kingdom 0.3%
Vodaphone Group (ADR) (Wireless Telecommunication Services)	27,509	511,392

United States 68.1%
Akamai Technologies* (Internet Software and Services)	39,000	525,720
Amdocs* (IT Consulting and Other Services)	687,400	11,630,809
Apple* (Computer Hardware)	48,100	4,335,253
Ariba* (Internet Software and Services)	151,600	1,158,224
Aspen Technology (Application Software)	244,599	1,638,813
Avnet* (Technology Distributors)	192,714	3,819,591
BMC Software* (Systems Software)	489,508	12,399,238
Cadence Design Systems* (Technical Software)	492,900	1,863,162
Cisco Systems* (Communications Equipment)	397,800	5,955,066
Electronics for Imaging* (Computer Storage and Peripherals)	129,200	1,148,588
EMC* (Computer Storage and Peripherals)	648,000	7,153,920
Hewlett-Packard (Computer Hardware)	148,800	5,170,800
International Business Machines (Computer Hardware)	29,402	2,694,693
Lawson Software* (Application Software)	181,800	767,196
Magma Design Automation* (Technical Software)	249,600	287,040
Marvell Technology Group* (Semiconductors)	1,216,827	8,870,669
McAfee* (Internet Software and Services)	479,013	14,605,106
Mentor Graphics (Application Software)	544,291	2,536,396
Microsoft (Systems Software)	81,500	1,393,650
NetApp* (Computer Storage and Peripherals)	533,400	7,910,322
Parametric Technology* (Application Software)	219,600	1,976,400
PerkinElmer (Life Sciences Tools and Services)	12,600	159,012
QUALCOMM (Communications Equipment)	212,600	7,345,330
Riverbed Technology* (Communications Equipment)	296,200	3,006,430
SonicWALL* (Internet Software and Services)	406,600	1,431,232
Symantec* (Internet Software and Services)	806,400	12,362,112
Synopsys* (Technical Software)	772,400	14,289,400
Varian Medical Systems* (Health Care Equipment)	8,700	323,031
VeriSign* (Internet Software and Services)	39,500	762,745
Yahoo!* (Internet Software and Services)	108,400	1,271,532

		138,791,480

Total Investments 91.7%		186,866,418
Other Assets Less Liabilities 8.3%		16,833,831

Net Assets 100.0%		$203,700,249

Seligman International Growth Fund
January 31, 2009

	Shares	Value

Common Stocks 95.3%
Belgium 0.9%
Hansen Transmissions International* (Machinery)	217,654	$334,803

Brazil 3.4%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	43,800	618,018
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	23,100	605,220

		1,223,238

Canada 8.3%
Barrick Gold (Metals and Mining)	20,900	783,541
Canadian Natural Resources (Oil, Gas and Consumable Fuels)	13,000	465,297
EnCana (Oil, Gas and Consumable Fuels)	7,100	315,961
Potash Corporation of Saskatchewan (Chemicals)	7,500	561,450
Research In Motion* (Communications Equipment)	15,800	875,320

		3,001,569

China 1.4%
Baidu.com (ADR)* (Internet Software and Services)	2,600	334,802
LDK Solar (ADR)* (Semiconductors and Semiconductor Equipment)	14,900	180,290

		515,092

Denmark 0.3%
Vestas Wind Systems (Electrical Equipment)	1,906	92,158

Finland 0.4%
Fortum (Electric Utilities)	7,253	141,600

France 8.2%
BNP Paribas (Commercial Banks)	2,403	92,067
Ipsen (Pharmaceuticals)	4,714	184,765
Neopost (Office Electronics)	3,019	243,390
Sanofi-Aventis (Pharmaceuticals)	16,239	914,590
Total (Oil, Gas and Consumable Fuels)	15,923	796,496
Vallourec (Machinery)	3,608	354,941
Vivendi Universal (Media)	14,262	368,214

		2,954,463

Germany 11.6%
Allianz (Insurance)	6,886	579,549
Beiersdorf (Personal Products)	5,409	264,998
Fresenius Medical (Health Care Providers and Services)	11,110	498,553
Merck KGaA (Pharmaceuticals)	973	82,652
Metro (Food and Staples Retailing)	13,679	498,284
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)	3,860	513,279
Qiagen* (Life Sciences Tools and Services)	18,900	323,772
Salzgitter (Metals and Mining)	5,400	392,093
SAP (Software)	12,954	460,018
Siemens (Industrial Conglomerates)	10,515	589,491

		4,202,689

Hong Kong 1.1%
China Mobile (Wireless Telecommunication Services)	43,500	392,412

Israel 2.2%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	19,600	812,420

Japan 15.0%
Denso (Auto Components)	20,400	368,711
East Japan Railway (Road and Rail)	4,300	291,349
Eisai (Pharmaceuticals)	4,800	175,337
Fanuc (Machinery)	2,300	136,445
Honda Motor (Automobiles)	24,900	556,677
Komatsu (Machinery)	39,400	404,551
Mitsui Fudosan (Real Estate Management and Development)	5,000	64,368
Mizuho Financial Group (Commercial Banks)	158,500	389,646
Nintendo (Software)	1,900	584,501

Nomura Holdings (Capital Markets)	53,100	342,014
Rakuten (Internet and Catalog Retail)	437	256,274
Shin Etsu Chemical (Chemicals)	6,200	287,922
SoftBank (Wireless Telecommunication Services)	37,900	583,062
Tokyo Electron (Semiconductors and Semiconductor Equipment)	8,300	303,341
Toshiba (Computers and Peripherals)	35,000	121,543
Uni-Charm (Household Products)	5,700	391,086
Yahoo! Japan (Internet Software and Services)	558	177,345

		5,434,172

Netherlands 5.7%
Ahold* (Food and Staples Retailing)	52,815	635,124
ASML Holding* (Semiconductors and Semiconductor Equipment)	23,116	384,111
Koninklijke (Royal) KPN (Diversified Telecommunication Services)	66,990	894,745
Unilever (Food Products)	7,655	168,926

		2,082,906

Norway 0.9%
Renewable Energy (Electrical Equipment)	33,600	336,685

Spain 0.8%
Industria de Diseno Textil (Specialty Retail)	7,918	302,294

Sweden 2.1%
Hennes & Mauritz (Specialty Retail)	4,815	185,877
Swedish Match* (Tobacco)	13,356	180,440
Telefonaktiebolaget LM Ericsson (B Shares) (Communications Equipment)	47,167	376,687

		743,004

Switzerland 8.1%
ABB* (Electrical Equipment)	29,315	381,072
Actelion* (Biotechnology)	8,641	470,184
Barry Callebaut (Food Products)	108	48,677
Julius Baer Holding (Capital Markets)	8,928	265,237
Nestle (Food Products)	12,555	434,079
Roche Holding (Pharmaceuticals)	4,904	689,533
Syngenta (Chemicals)	534	103,342
UBS (Capital Markets)	41,475	521,549

		2,913,673

United Kingdom 24.0%
ARM Holdings (Semiconductors and Semiconductor Equipment)	288,846	384,449
AstraZeneca (Pharmaceuticals)	9,853	381,843
Autonomy* (Software)	43,533	688,673
BHP Billiton (Metals and Mining)	37,212	634,105
BP (Oil, Gas and Consumable Fuels)	46,489	330,458
British American Tobacco (Tobacco)	19,498	536,076
Capita Group (Professional Services)	55,482	561,745
easyJet* (Airlines)	164,379	712,933
Imperial Tobacco Group (Tobacco)	19,864	544,080
J Sainsbury (Food and Staples Retailing)	85,480	411,567
Michael Page International (Professional Services)	118,951	376,270
Reckitt Benckiser Group (Household Products)	5,654	218,781
Rio Tinto (Metals and Mining)	22,597	491,171
Royal Dutch Shell (Class A) (Oil, Gas and Consumable Fuels)	36,650	920,808
Standard Chartered (Commercial Banks)	32,131	406,777
Vodafone Group (Wireless Telecommunication Services)	370,047	689,646
William Morrison Supermarkets (Food and Staples Retailing)	101,201	396,168

		8,685,550

United States 0.9%
Synthes (Health Care Equipment and Supplies)	2,682	323,976

Total Investments 95.3%		34,492,704
Other Assets Less Liabilities 4.7%		1,688,373

Net Assets 100.0%		$36,181,077

ADR – American Depositary Receipts.
GDR – Global Depositary Receipts.
*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

Seligman Global Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
January 31, 2009

1.

Organization – Seligman Global Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Series consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”)  (Note 6).

2.

Security Valuation – Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if RiverSource Investments, LLC (the “Manager”) believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The books and records of each Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

3.

Fair Value Measurements - On November 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments and other financial instruments as of January 31, 2009 based on the level of inputs used:

	Emerging Markets Fund		Global Growth Fund		Global Smaller Companies Fund

Valuation Inputs	Investments	Other Financial Instruments*	Investments	Other Financial Instruments*	Investments	Other Financial Instruments*

Level 1 - Quoted Prices in Active Markets for Identical Investments or Financial Instruments	$24,140,244	$0	$10,413,234	$0	$40,985,686	$0
Level 2 - Other Significant Observable Inputs	33,347,984	418,398	5,455,261	(3)	43,834,719	(1,289)
Level 3 - Significant Unobservable Inputs	0	0	0	0	154,667	0

Total	$57,488,228	$418,398	$15,868,495	($3)	$84,975,072	($1,289)

	Global Technology Fund		International Growth Fund

Valuation Inputs	Investments	Other Financial Instruments*	Investments	Other Financial Instruments*

Level 1 - Quoted Prices in Active Markets for Identical Investments or Financial Instruments	$171,219,704	$0	$5,552,319	$0
Level 2 - Other Significant Observable Inputs	15,646,714	(11,983)	28,940,385	(3,984)
Level 3 - Significant Unobservable Inputs	0	0	0	0

Total	$186,866,418	($11,983)	$34,492,704	($3,984)

* Represents foreign currency contracts and/or forwards, which are not reflected in the Schedules of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract and forward.

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period.

Global Smaller Companies Fund

Balance as of October 31, 2008	$0
Transfer into Level 3	408,976
Net Change in unrealized depreciation	(254,309)

Balance as of January 31, 2009	$154,667

Net change in unrealized depreciation from investments still held as of January 31, 2009	$(254,309)

4.

Risk – The following risks apply to some or all of the investments in which the Funds invest. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market and other smaller foreign companies should be considered speculative. Stocks of large- or small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the Funds investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Fund has a substantial percentage of its assets exposed to an industry, the Fund’s performance may be negatively affected if that industry falls out of favor.

5.	Federal Tax Information - At January 31, 2009, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost

Emerging Markets Fund	$ 80,006,566
Global Growth Fund	22,833,522
Global Smaller Companies Fund	140,137,304
Global Technology Fund	270,688,513
International Growth Fund	38,475,672

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Fund	$ 2,726,600	$ (25,244,938)	$ (22,518,338)
Global Growth Fund	411,721	(7,376,748)	(6,965,027)
Global Smaller Companies Fund	2,384,293	(57,546,525)	(55,162,232)
Global Technology Fund	1,280,434	(85,102,529)	(83,822,095)
International Growth Fund	1,025,456	(5,008,424)	(3,982,968)

6.

Fund Mergers – On January 8, 2009, the Series’ Board of Directors approved in principle the merger of the Emerging Markets Fund, Global Growth Fund, and International Growth Fund into the Threadneedle Emerging Markets Fund, Threadneedle Global Equity Fund, and RiverSource Partners International Select Growth Fund, respectively. Completion of each merger is subject to approval by shareholders of the applicable Fund. It is currently anticipated that proxy materials regarding each merger will be distributed to shareholders of the applicable Fund during the first or second quarter of 2009, and that a meeting of shareholders to consider each merger will be scheduled for the second quarter of 2009.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	March 23, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	March 23, 2009

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.